Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Other Intangible Assets [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS

NOTE 5 – GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

Goodwill totaled $4.7 and $1.7 million at December 31, 2011 and 2010. In 2011, the increase in goodwill relates to the Branch Acquisition (see Note 3 above) resulting from the premium paid and purchase accounting adjustments. The following table shows a rollforward of goodwill:

(Dollars in thousands)
Balance at January 1, 2010	$1,725

Balance at December 31, 2010	$1,725
Acquisition	3,003

Balance at December 31, 2011	$4,728

Core Deposit Intangible

During 2011, the Bank recorded a core deposit intangible totaling $706 thousand with the Branch Acquisition. The core deposit intangible asset will be amortized over an estimated life of ten years. Amortization expense related to the core deposit intangible asset totaled $78 thousand, $63 thousand and $65 thousand in 2011, 2010 and 2009, respectively. The following table shows the core deposit intangible and the related accumulated amortization:

	December 31,
(Dollars in thousands)	2011	2010
Gross carrying amount	$1,251	$545
Accumulated amortization	(217)	(139)

Net carrying amount	$1,034	$406

The estimated aggregate future amortization expense for the core deposit asset remaining as of December 31, 2011 is as follows:

(Dollars in thousands)	CORE DEPOSIT AMORTIZATION
2012	$140
2013	135
2014	130
2015	125
2016	121
Thereafter	383

$1,034